CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 679,008	$ 9,557	$ 3,687
Cost of revenues	576,827	7,250	3,130
Research and development expenses (including related parties amounts of US$135,334, US$167,028 and US$345,655 for the years ended December 31, 2023, 2022 and 2021, respectively)	368,729	445,844	511,364
Selling and marketing expenses (including related parties amounts of US$40,531, US$6,964 and US$763 for the years ended December 31, 2023, 2022 and 2021, respectively)	328,935	151,331	38,066
General and administrative expenses (including related parties amounts of US$13,085, US$12,034 and US$2,782 for the years ended December 31, 2023, 2022 and 2021, respectively)	144,533	148,369	54,763
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument - specific credit risk, income taxes	0	0	0
Foreign currency translation adjustment, income taxes	0	0	0
Goods
Revenues	660,158	1,186	369
Cost of revenues	564,741	948	331
Service
Revenues	18,850	8,371	3,318
Cost of revenues	12,086	6,302	2,799
Related party
Research and development expenses (including related parties amounts of US$135,334, US$167,028 and US$345,655 for the years ended December 31, 2023, 2022 and 2021, respectively)	135,334	167,028	345,655
Selling and marketing expenses (including related parties amounts of US$40,531, US$6,964 and US$763 for the years ended December 31, 2023, 2022 and 2021, respectively)	40,531	6,964	763
General and administrative expenses (including related parties amounts of US$13,085, US$12,034 and US$2,782 for the years ended December 31, 2023, 2022 and 2021, respectively)	13,085	12,034	2,782
Related party | Goods
Revenues	3,432	23	0
Cost of revenues	549,893	839	331
Related party | Service
Revenues	$ 12,573	$ 8,344	$ 3,280